Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2014
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents
	December 31, 2013	December 31, 2014
	RMB	RMB
Cash and cash equivalents held by PRC entities
Held by the Group’s consolidated affiliates (VIEs) (denominated in RMB)	252,472	216,342
Held by other PRC entities (denominated in RMB)	408,063	432,567
Held by other PRC entities (denominated in U.S. dollars - US$4,078 and US$2,852 at December 31, 2013 and 2014, respectively)	24,866	17,450

Cash and cash equivalents held by non-PRC entities
Held in U.S. dollars (US$24,549 and US$13,171 at December 31, 2013 and 2014, respectively)	149,674	80,592
Held in Korean Won (KRW1,780,621 and KRW5,552,962 at December 31, 2013 and 2014, respectively)	10,221	31,419
Held in other currencies	32,317	19,117
Total cash and cash equivalents	877,613	797,487